SEGMENT INFORMATION (Tables)	3 Months Ended
Mar. 31, 2015
Segment Reporting [Abstract]
Schedule of assets by reportable segment
Assets by reportable segment follow.

	March 31,	December 31,
	2015	2014
	(In thousands)
Assets:
Marcellus Shale	$243,391	$243,884
Williston Basin – Gas	296,870	311,041
Williston Basin – Liquids	412,187	398,847
Barnett Shale	425,142	428,935
Piceance Basin	843,054	872,437
Total reportable segment assets	2,220,644	2,255,144
Corporate	20,531	38,577
Total assets	$2,241,175	$2,293,721

Schedule of segment reporting information
Segment adjusted EBITDA by reportable segment follows.

	Three months ended March 31,
	2015	2014
	(In thousands)
Reportable segment adjusted EBITDA:
Marcellus Shale	$6,535	$3,883
Williston Basin – Gas	5,333	4,676
Williston Basin – Liquids	5,043	374
Barnett Shale	16,760	15,034
Piceance Basin	27,236	25,581
Total reportable segment adjusted EBITDA	$60,907	$49,548

Revenues by reportable segment follow.

	Three months ended March 31,
	2015	2014
	(In thousands)
Revenues:
Marcellus Shale	$7,840	$5,356
Williston Basin – Gas	8,908	16,763
Williston Basin – Liquids	8,582	3,179
Barnett Shale	23,897	23,037
Piceance Basin	27,934	31,046
Total reportable segment revenues and total revenues	$77,161	$79,381

Depreciation and amortization by reportable segment follow.

	Three months ended March 31,
	2015	2014
	(In thousands)
Depreciation and amortization:
Marcellus Shale	$2,168	$1,801
Williston Basin – Gas	4,698	4,250
Williston Basin – Liquids	1,612	737
Barnett Shale	3,906	3,638
Piceance Basin	11,205	9,811
Total reportable segments	23,589	20,237
Corporate	166	142
Total depreciation and amortization	$23,755	$20,379
Capital expenditures by reportable segment follow.

	Three months ended March 31,
	2015	2014
	(In thousands)
Capital expenditures:
Marcellus Shale	$496	$4,431
Williston Basin – Gas	4,934	10,941
Williston Basin – Liquids	13,274	13,480
Barnett Shale	893	7,721
Piceance Basin	5,193	16,970
Total reportable segments	24,790	53,543
Corporate	398	37
Total capital expenditures	$25,188	$53,580

Reconciliation of net income to adjusted EBITDA
A reconciliation of income before income taxes to total reportable segment adjusted EBITDA follows.

	Three months ended March 31,
	2015	2014
	(In thousands)
Reconciliation of Income Before Income Taxes to Segment Adjusted EBITDA:
Income before income taxes	$5,190	$6,084
Add:
Interest expense	12,118	7,144
Depreciation and amortization	24,006	20,605
Allocated corporate expenses	5,857	2,555
Adjustments related to MVC shortfall payments	12,340	12,013
Unit-based compensation	1,397	1,148
Less:
Interest income	1	1
Total reportable segment adjusted EBITDA	$60,907	$49,548